CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ (1)	$ (1)	€ 13	$ 13	€ (27)	$ (27)
Realized gains / (losses) on foreign currency derivatives - net	(8)		(1)		(11)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0		0		(6)
Unrealized gains / (losses) on foreign currency derivatives - net	6		13		(8)
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	1		1		(2)
Included in Revenue
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(8)		(4)		(6)
Included in Cost of sales
Analysis of income and expense [line items]
Total currency gains / (losses) - net	2		1		(2)
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ 5		€ 16		€ (19)